LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of changes in right-of-use assets

As at December 31, 2019
(in millions of U.S. dollars)
RIGHT-OF-USE ASSETS
Balance, January 1, 2019	20.8
Additions	28.5
Depreciation	(6.1)
Disposals	—
Balance, December 31, 2019	43.2

Schedule of maturity analysis of the Company's lease payments
As at December 31, 2019
(in millions of U.S. dollars)
MATURITY ANALYSIS FOR LEASES
Less than 1 year	9.8
Between 1 and 3 years	17.0
Between 3 and 5 years	8.6
More than 5 years	—
Total undiscounted lease payments(1)	35.4
Carrying value of lease liabilities	32.6
Less: current portion of lease liabilities(2)	(8.7)
Non-current portion of lease liabilities	23.9

1.Total undiscounted lease payments excludes leases that are classified as short term and leases for low value assets, which are not recognized as lease liabilities.

2.The current portion of the lease liabiltiies is included in trade and other payables on the statement of financial position.